GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total general and administrative expenses	$ 3,817	$ 1,456	$ 6,285	$ 4,733	$ 11,762	$ 25,814	$ 8,779
Transaction and other special charges
Total general and administrative expenses					0	2,341	0
Licensing and Supplies
Total general and administrative expenses					267	870	556
Salaries and Benefits
Total general and administrative expenses	1,561	980	2,398	1,976	5,032	12,697	3,452
Professional Fees
Total general and administrative expenses	777	251	1,259	850	1,650	2,229	640
Share-based Compensation
Total general and administrative expenses	336	213	625	1,825	2,200	3,385	270
Administrative
Total general and administrative expenses	$ 1,143	$ 12	$ 2,004	$ 82	$ 2,613	$ 4,292	$ 3,861